Fair Values of Financial Instruments - Asset Measured at Fair Value on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 3,553,147	$ 1,851,752
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	3,364,538	544,502
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	188,609	1,307,250
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	3,553,147	1,851,752
Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	3,364,538	544,502
Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on non-recurring Basis	$ 188,609	$ 1,307,250